Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2020 Fund
June 30, 2022
Z20-NPRT1-0822
1.9884236.105
Domestic Equity Funds - 24.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	261,906	2,757,867
Fidelity Series Commodity Strategy Fund (a)	161,058	777,910
Fidelity Series Large Cap Growth Index Fund (a)	127,824	1,767,805
Fidelity Series Large Cap Stock Fund (a)	118,888	1,946,195
Fidelity Series Large Cap Value Index Fund (a)	276,580	3,728,294
Fidelity Series Small Cap Opportunities Fund (a)	82,668	934,154
Fidelity Series Value Discovery Fund (a)	95,183	1,387,772
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,092,678)		13,299,997

International Equity Funds - 25.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	71,995	960,416
Fidelity Series Emerging Markets Fund (a)	64,791	533,881
Fidelity Series Emerging Markets Opportunities Fund (a)	293,861	4,807,572
Fidelity Series International Growth Fund (a)	144,365	2,019,662
Fidelity Series International Index Fund (a)	85,160	843,932
Fidelity Series International Small Cap Fund (a)	40,503	607,547
Fidelity Series International Value Fund (a)	207,650	1,991,366
Fidelity Series Overseas Fund (a)	192,994	2,016,787
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,465,797)		13,781,163

Bond Funds - 48.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	94,139	932,921
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	531,020	4,566,768
Fidelity Series Corporate Bond Fund (a)	315,389	2,920,506
Fidelity Series Emerging Markets Debt Fund (a)	37,927	276,111
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,141	92,473
Fidelity Series Floating Rate High Income Fund (a)	6,216	53,827
Fidelity Series Government Bond Index Fund (a)	450,166	4,312,586
Fidelity Series High Income Fund (a)	35,613	287,399
Fidelity Series International Credit Fund (a)	8	68
Fidelity Series International Developed Markets Bond Index Fund (a)	245,373	2,166,645
Fidelity Series Investment Grade Bond Fund (a)	431,578	4,436,625
Fidelity Series Investment Grade Securitized Fund (a)	336,194	3,123,244
Fidelity Series Long-Term Treasury Bond Index Fund (a)	423,610	2,821,246
Fidelity Series Real Estate Income Fund (a)	17,248	178,521
TOTAL BOND FUNDS (Cost $26,494,998)		26,168,940

Short-Term Funds - 0.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 1.18% (a)(b)	41,884	41,884
Fidelity Series Short-Term Credit Fund (a)	4,352	41,867
Fidelity Series Treasury Bill Index Fund (a)	12,590	125,651
TOTAL SHORT-TERM FUNDS (Cost $209,572)		209,402

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $55,263,045)	53,459,502
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	53,459,504

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,970	955,638	13,090	-	(65)	(12,532)	932,921
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,212	4,882,707	130,662	-	(6,922)	(196,567)	4,566,768
Fidelity Series Blue Chip Growth Fund	13,744	3,007,425	62,777	-	(6,424)	(194,101)	2,757,867
Fidelity Series Canada Fund	4,972	1,046,011	16,895	-	(429)	(73,243)	960,416
Fidelity Series Commodity Strategy Fund	3,900	892,957	11,748	-	(134)	(107,065)	777,910
Fidelity Series Corporate Bond Fund	14,991	3,108,969	153,515	5,978	(6,146)	(43,793)	2,920,506
Fidelity Series Emerging Markets Debt Fund	1,351	293,364	3,941	930	(323)	(14,340)	276,111
Fidelity Series Emerging Markets Debt Local Currency Fund	440	95,571	1,474	-	(77)	(1,987)	92,473
Fidelity Series Emerging Markets Fund	2,546	557,314	7,578	-	(298)	(18,103)	533,881
Fidelity Series Emerging Markets Opportunities Fund	22,940	5,033,298	68,384	-	(3,219)	(177,063)	4,807,572
Fidelity Series Floating Rate High Income Fund	265	56,161	902	161	(17)	(1,680)	53,827
Fidelity Series Government Bond Index Fund	20,971	4,515,091	230,982	4,341	(5,182)	12,688	4,312,586
Fidelity Series Government Money Market Fund 1.18%	1,348	74,231	33,695	30	-	-	41,884
Fidelity Series High Income Fund	1,580	311,745	9,650	994	(213)	(16,063)	287,399
Fidelity Series Inflation-Protected Bond Index Fund	2,897	65,485	68,068	109	(198)	(116)	-
Fidelity Series International Credit Fund	76	-	-	-	-	(8)	68
Fidelity Series International Developed Markets Bond Index Fund	8,303	2,259,956	100,847	4	(3,274)	2,507	2,166,645
Fidelity Series International Growth Fund	9,960	2,138,989	41,180	-	(2,733)	(85,374)	2,019,662
Fidelity Series International Index Fund	4,220	897,542	13,423	-	(684)	(43,723)	843,932
Fidelity Series International Small Cap Fund	3,111	660,704	17,435	-	(1,473)	(37,360)	607,547
Fidelity Series International Value Fund	10,091	2,172,799	42,613	-	(2,864)	(146,047)	1,991,366
Fidelity Series Investment Grade Bond Fund	22,056	4,681,674	231,632	7,687	(6,550)	(28,923)	4,436,625
Fidelity Series Investment Grade Securitized Fund	15,455	3,284,481	159,891	3,803	(4,541)	(12,260)	3,123,244
Fidelity Series Large Cap Growth Index Fund	8,667	1,896,859	61,749	11,393	(5,186)	(70,786)	1,767,805
Fidelity Series Large Cap Stock Fund	9,662	2,121,729	60,663	-	(4,686)	(119,847)	1,946,195
Fidelity Series Large Cap Value Index Fund	18,511	4,037,820	124,431	-	(10,338)	(193,268)	3,728,294
Fidelity Series Long-Term Treasury Bond Index Fund	11,428	2,917,482	100,906	4,460	(5,685)	(1,073)	2,821,246
Fidelity Series Overseas Fund	10,045	2,146,220	33,342	-	(2,124)	(104,012)	2,016,787
Fidelity Series Real Estate Income Fund	936	187,381	3,337	508	(126)	(6,333)	178,521
Fidelity Series Short-Term Credit Fund	1,351	74,372	33,661	53	(82)	(113)	41,867
Fidelity Series Small Cap Opportunities Fund	4,650	1,017,888	21,863	-	(1,511)	(65,010)	934,154
Fidelity Series Treasury Bill Index Fund	4,046	229,236	107,599	100	(5)	(27)	125,651
Fidelity Series Value Discovery Fund	6,839	1,486,192	51,982	-	(4,072)	(49,205)	1,387,772
	262,534	57,107,291	2,019,915	40,551	(85,581)	(1,804,827)	53,459,502

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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